Note 17 - Other Supplemental Information - Summary of Other Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 2,407,410	$ 1,931,473
Operating earnings	(174,419)	127,568
Total assets	1,955,469	1,007,474
Income taxes	31,562	28,221
Interest	29,772	11,714
Increases in finance lease obligations	9,928	1,919
Franchisor Operations [Member]
Operating earnings	33,999	37,709
Depreciation and amortization	6,959	5,893
Total assets	140,439	128,627
Franchisor Operations [Member] | Franchisor [Member]
Revenues	148,607	132,079
Franchisor Operations [Member] | Franchise [Member]
Revenues	$ 4,956	$ 4,496